Acquisitions (Details) - USD ($)												1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 13, 2022	Aug. 01, 2022	Mar. 07, 2022	Dec. 14, 2021	Dec. 03, 2021	Nov. 15, 2021	Nov. 05, 2021	Oct. 03, 2021	Jul. 20, 2021	Jun. 04, 2021	Jun. 01, 2021	Nov. 29, 2021	Sep. 15, 2021	Feb. 18, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Acquisitions (Details) [Line Items]
Purchase price per share (in Dollars per share)			$ 1
Cash																	$ 410,750		$ 410,000
Membership interests purchased															$ 122,655	$ 893,521	$ 122,655	$ 893,522	3,185,662
Consideration in form of shares, value
Impairment in investment								$ 424,632
Common stock shares (in Shares)															100,000,000		100,000,000		100,000,000	100,000,000
Restricted shares (in Shares)				211	194	13,392	25,000					101,097	793	10,417
Stock Purchase Agreement [Member]
Acquisitions (Details) [Line Items]
Consideration in cash									$ 144,750
Plant Camp LLC [Member]
Acquisitions (Details) [Line Items]
Membership interests purchased										$ 300,000
Plant Camp LLC [Member] | Membership Interest Purchase Agreement [Member]
Acquisitions (Details) [Line Items]
Purchase of acquired common shares (in Shares)										841,005	490,863
Issued and outstanding equity, percentage										89.00%
Membership interests purchased											$ 175,000
Plant Camp LLC [Member] | Plant Camp LLC [Member]
Acquisitions (Details) [Line Items]
Issued and outstanding equity, percentage											33.00%
WHE Agency, Inc. [Member] | Stock Purchase Agreement [Member]
Acquisitions (Details) [Line Items]
Purchase ownership									44.00%
Percentage of voting power									55.00%
Aggregate closing consideration									$ 1,038,271
Consideration in form of shares, value									$ 893,521
Consideration in form of shares, shares (in Shares)									224,503
Common stock at a price (in Dollars per share)									$ 3.98
Purchase price									$ 1,038,271
Purchase price percentage									44.00%
Fair value of the non-controlling interest									$ 1,190,000
Dune, Inc [Member]
Acquisitions (Details) [Line Items]
Invested amount								$ 732,297
Common stock shares (in Shares)								3,905,634
Restricted shares (in Shares)								163,344
Common stock shares issuable								$ 50,000
Orbit Media LLC [Member]
Acquisitions (Details) [Line Items]
Membership interest percentage		51.00%
Cash		$ 44,000
Shares of common stock (in Shares)		57,576
Brave Foods, LLC [Member]
Acquisitions (Details) [Line Items]
Membership interest percentage	100.00%
Limited liability	$ 150,000